Earnings (loss) per share attributable to common shareholders	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Earnings (loss) per share attributable to common shareholders [Text Block]
13.	Earnings (loss) per share attributable to common shareholders

For the years ended December 31, 2017 and 2016, the calculation of basic and diluted earnings per share is based on the following data:

	Year ended December 31,
	2017	2016
Earnings ($)
Net income (loss) attributable to common shareholders	6,077	(13,216)

Number of shares
Weighted average number of ordinary shares - basic	203,333,111	198,973,570
Effect of dilutive share options and warrants	1,061,341	-
Weighted average number of ordinary shares - diluted	204,394,452	198,973,570

Excluded from the calculation of diluted weighted average shares outstanding for the year ended December 31, 2017 were 3,613,000 share-based options and 4,000,000 warrants, respectively, that were determined to be anti-dilutive.

For the year ended December 31, 2016, the effect of all potentially dilutive securities was anti-dilutive given the Company realized a net loss for the year.